TPLIC Letterhead

May 4, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:           Transamerica Premier Life Insurance Company
WRL Series Life Account
WRL Freedom Equity Protector (File No. 333-199058)

Filer CIK No.:  0000778209

Dear Sir or Madam:

On behalf of Transamerica Premier Life Insurance Company (“Transamerica Premier”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the forms of Prospectus and Statement of Additional Information dated May 1, 2015 for certain deferred variable life policies offered by Transamerica Premier through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the forms of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 2015 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

                                         Sincerely,

/                                                     /s/ Gayle A. Morden
            Gayle A. Morden
                                                                                                       Manager, Registered Products & Distribution

Attachment
cc:  Arthur D. Woods
      Mary Jane Wilson-Bilik, Esq.
      Priscilla Hechler